Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	49 Months Ended		60 Months Ended	67 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000192464
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			23.38%			17.61%		5.81%
C000192463
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			23.09%			17.32%		5.56%
C000192465
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			23.56%			17.72%		5.92%
C000261312
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent		19.92%
C000261314
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent		19.70%
C000261313
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent		20.06%
C000070968
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			8.02%			3.66%			6.60%
C000070967
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			7.75%			3.40%			6.32%
C000145937
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			8.13%			3.76%			6.70%
C000219592
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			16.36%			12.74%	12.49%
C000219593
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			16.14%			12.47%	12.23%
C000219591
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			16.49%			12.85%	12.60%
C000145994
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			26.53%			22.68%			6.97%
C000145995
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			26.18%			22.38%			6.69%
C000145996
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			26.65%			22.83%			7.05%
C000127655
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			34.43%			27.70%			12.27%
C000127656
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			34.06%			27.38%			11.98%
C000145944
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			34.53%			27.81%			12.38%
C000261309
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent	20.56%
C000261311
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent	20.37%
C000261310
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent	20.57%
C000138522
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			4.00%			4.91%			3.51%
C000138523
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			3.69%			4.62%			3.25%
C000145947
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			4.10%			4.99%			3.59%
C000082154
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			14.63%			11.13%			3.58%
C000082155
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			14.39%			10.87%			3.32%
C000145938
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			14.81%			11.23%			3.66%
C000127657
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			19.98%			14.27%			3.72%
C000127658
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			19.66%			13.96%			3.45%
C000145945
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			20.11%			14.39%			3.83%
C000261316
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent	15.24%
C000261315
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent	15.04%
C000261317
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent	15.26%
C000261320
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent	18.30%
C000261319
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent	18.20%
C000261318
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent	18.40%
C000091909
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			18.72%			8.41%			8.29%
C000091908
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			18.47%			8.15%			8.00%
C000145939
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			18.86%			8.50%			8.37%
C000115560
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			20.88%			17.05%			11.53%
C000115559
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			20.66%			16.76%			11.25%
C000145941
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			20.96%			17.17%			11.62%
C000130629
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			14.81%			20.65%			5.99%
C000130630
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			14.35%			20.33%			5.71%
C000145946
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			14.93%			20.77%			6.09%
C000232928
Average Annual Return [Line Items]
Line Graph and Table Measure Name			I
Average Annual Return, Percent			23.26%	24.04%	[1]
C000232926
Average Annual Return [Line Items]
Line Graph and Table Measure Name			N
Average Annual Return, Percent			22.88%	23.73%	[2]
C000232927
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent			23.41%	24.18%	[3]
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)		1.71%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)		1.71%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)		1.71%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent		15.19%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)	0.07%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)	0.07%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)	0.07%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Net Total Return USD Index
Average Annual Return, Percent			21.09%			12.15%			12.17%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Net Total Return USD Index
Average Annual Return, Percent			21.09%			12.15%			12.17%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Net Total Return USD Index
Average Annual Return, Percent			21.09%			12.15%			12.17%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			7.30%			(0.36%)			2.01%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			17.88%	11.56%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			17.88%	11.56%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			17.88%	11.56%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%		2.53%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%		2.53%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%		2.53%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent		15.19%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent		15.19%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%	2.86%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%	2.86%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%	2.86%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			12.45%			7.84%			7.36%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			12.45%			7.84%			7.36%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			12.45%			7.84%			7.36%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.07%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			17.88%			14.42%			14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			13.70%			8.47%			9.78%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			17.88%			14.42%			14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			13.70%			8.47%			9.78%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent			17.88%			14.42%			14.82%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent			13.70%			8.47%			9.78%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Total Return Index
Average Annual Return, Percent			15.77%			10.64%			5.73%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Total Return Index
Average Annual Return, Percent			15.77%			10.64%			5.73%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Total Return Index
Average Annual Return, Percent			15.77%			10.64%			5.73%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%			3.17%			2.18%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			10.99%	8.01%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			10.99%	8.01%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.18%	3.92%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			10.99%	8.01%

[1]	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
[2]	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
[3]	Effective August 19, 2024, the Fund's principal investment strategy changed. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.